The Nature of Expenses and Others - Classification of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Changes in inventories	₩ (1,179,232)	₩ (119,501)	₩ 640,048
Purchases of raw materials, merchandise and others	15,207,659	12,636,633	12,580,796
Depreciation and amortization	4,500,701	4,134,027	3,695,051
Outsourcing	776,755	988,899	865,935
Labor	3,795,943	2,866,055	3,072,877
Supplies and others	1,235,473	900,019	813,262
Utility	1,029,953	885,972	896,112
Fees and commissions	789,885	679,475	695,245
Shipping	345,204	184,105	196,002
Advertising	126,335	113,547	193,436
Warranty	216,873	309,113	418,942
Travel	59,519	61,520	95,074
Taxes and dues	141,131	141,669	109,473
Impairment loss on property, plant and equipment	19,085	38,494	1,550,430
Impairment loss on intangible assets	29,488	79,593	249,450
Others	671,894	666,983	625,504
Expenses by nature	₩ 27,766,666	₩ 24,566,603	₩ 26,697,637